Loans Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Loans Payable
1 2 .	LOANS PAYABLE
Short-term Loans
Short-term loans as of December 31, 2020 and 2021 amounted to RMB3.0 billion and RMB4.2 billion (US$654 million), respectively, which consisted of RMB denominated borrowings by the Company’s subsidiaries from financial institutions in the PRC and were repayable within one year.
As of December 31, 2020, and 2021, the repayments of primarily all of the short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB548 million and RMB535 million (US$84 million) respectively, or restricted cash balances totaling US$4 million and US$5 million (equivalent to RMB34 million), respectively, or other receivables totaling US$5 million and nil, respectively. Certain of iQIYI’s outstanding short-term loan agreements contain financial and other covenants which depend on the financial position or performance of iQIYI’s subsidiaries, VIEs and VIEs’ subsidiaries. As of December 31, 2021, one of iQIYI’s VIEs did not satisfy certain financial covenants, based on which the commercial bank has the right to suspend the issuance of credit lines, and/or cause all outstanding amounts totaling R
MB600 million (US$94 million) with original maturity dates in 2022 to be due and repayable immediately. As of the date of this report, the commercial bank has waived its right to demand immediate repayment, and also renewed the related credit lines for the same amount for one more ye
ar.
Therefore, this does not constitute an event of default with respect to the Convertible Notes (Note 14).
As of December 31, 2020 and 2021, the weighted average interest rates for the outstanding borrowings were approximately 4.30% and 4.80%, respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB840 million and RMB2.8 billion (US$432 million), respectively.
Structured payable arrangements
In 2020 and 2021, iQIYI entered into structured payable arrangements with banks or other financial institutions (“factoring arrangements”). Under the factoring arrangements, the suppliers’ receivables collection process was accelerated through selling its receivables from iQIYI to the banks or other financial institutions at a discount.

For the years ended December 31, 2020 and 2021, iQIYI was legally obligated to pay the banks or other financial institutions in the amount totaling RMB396 million and RMB
1.1
billion (US$166 million), respectively, which will mature within one year.
As a result of the factoring arrangements, the payment terms of the iQIYI’s original accounts payables were substantially modified and considered extinguished as the nature of the original liability has changed from accounts payables to loan borrowings from banks or other financial institutions. The proceeds from borrowings from banks or other financial institutions is a financing activity and is reported as “Proceeds from short-term loans” on the consolidated statements of cash flows. As of December 31, 2020 and 2021, the outstanding borrowings from the factoring arrangements were RMB390 million and RMB
750
 million (US$118 million), respectively, which is repayable within one year and are included in “Short-term loans” on the consolidated balance sheets.
Long-term Loans
Baidu
In June 2016, the Company entered into a five-year term revolving facility agreement with a group of 21 arrangers
, pursuant to which the Company is entitled to borrow an unsecured USD denominated floating rate loan of US$1.0 billion with a term of five years and to borrow an unsecured USD denominated revolving loan of US$1.0 billion for five years. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In November 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In connection with the drawdowns
, the Company entered into four interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans. The loan was fully repaid in 2021.
In April 2021, the Company signed a five-year US$3.0 billion term and revolving facilities agreement with a group of 22 arrangers. The facilities consist of a US$1.5 billion five-year bullet maturity term loan and a US$1.5 billion five-year revolving facility. The facility was priced at 85 basis points over LIBOR and is intended for the general corporate purposes. In June 2021, the Company drew down RMB9.6 billion (US$1.5 billion) term loan and RMB3.2 billion (US$500 million) revolving loan under the facility commitment. In connection with the drawdowns
, the Company entered into two interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 1.71% and 1.72%, during the term of the loans.
The total outstanding borrowings were RMB6.5 billion
and RMB12.6 billion
(US$2.0 billion) as of December 31,

2020 and
2021.
The interest rate swap agreements met the definition of a derivative in accordance with ASC 815 and qualified for hedge accounting, the derivatives related to the interest rate swap agreements are accounted for at fair value and included in “Other non-current
assets” on the consolidated balance sheets. Changes in fair values of derivatives are recognized in other comprehensive (loss) income as described in Note 20.
iQIYI
In 2017, iQIYI borrowed a secured RMB denominated loan of RMB299 million with an interest rate of 4.47% for a three-year term from the Bank of China for its general working capital purposes. Pursuant to the agreement, the principal shall be repaid by installments from 2017 to 2020. As of December 31, 2020, the repayment of the loan is guaranteed by a subsidiary of iQIYI and collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB548 million. Principal repayments were made on the loan when they became due and amounted to RMB10 million and RMB274 million for the years ended December 31, 2019 and 2020, respectively. The loan was fully repaid in 2020.
In 2019, iQIYI entered into a
two-year
loan agreement with JPMorgan Chase Bank, N.A., pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB800 million for the general working capital purposes of iQIYI. In 2019, iQIYI drew down
RMB448 million with an interest rate of 3.55%.
Pursuant to the agreement, the principal shall be repaid in installments from 2019 to 2021. As of December 31, 2020 and December 31, 2021, the repayment of the loan was collateralized by held-to-maturity debt securities with a two-year term and a stated cost of
 US$71 million and nil, respectively. Principal repayments were made on the loan when they became due and amounted to RMB3 million, RMB34 million and RMB411 million (US$64 million) for the years ended December 31, 2019, 2020 and 2021, respectively. The loan was fully repaid in 2021.
In December 2018, iQIYI entered into a series of transactions (“reverse factoring arrangement”) in order to re-finance
certain payables due to its suppliers. In the reverse factoring arrangement, iQIYI’s suppliers sold certain 2018 receivables due from iQIYI (the “2018 factored receivables”) amounting to RMB525 million to the financial institutions at a discount. The 2018 factored receivables were recorded as accounts payable in iQIYI’s consolidated balance sheets. The 2018 factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.0%-5.5% for gross proceeds of RMB446 million. Concurrently, iQIYI also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the asset-back debt securities with maturities in December 2019 and December 2020. Under such arrangement, the payable obligation between iQIYI and the suppliers was considered settled and iQIYI was legally obligated to pay the financial institutions thereafter. As the 2018 factored receivables were sold to the financial institutions and used to securitize the debt securities, the factored receivables are viewed as collateral for raising loans through the issuance of 2018 asset-backed debt securities. The borrowings have an effective interest rate of 7.00%.
In November 2019, July 2021 and November 2021, iQIYI entered into similar reverse factoring arrangements whereby iQIYI’s suppliers sold certain receivables due from iQIYI (the “
2019 and 2021
factored receivables”) amounting to RMB587 million, RMB232 million (US$36 million) and RMB634 million (US$99 million), respectively, to the financial institutions at a discount. The
2019 and 2021
factored receivables were recorded as accounts payable in iQIYI’s consolidated balance sheets. The
2019 and 2021
factored receivables were further transferred to a securitization vehicle and used to securitize debt securities issued to third-party investors with a stated interest of 5.1%, 5.5% and 4.5% for gross proceeds of RMB500 million, RMB200 million (US$31 million) and RMB570 million (US$89 million), respectively. Concurrently, iQIYI also entered into an agreement with the financial institutions to extend the repayment of the underlying payables to mirror the repayment terms for the corresponding asset-back debt securities which mature in November 2021, July 2022 and November 2022, respectively. The borrowings have an effective interest rate of 5.97%, 8.40% and 8.26%, respectively.
The proceeds raised from issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of iQIYI’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities.
The securitization vehicle was designed by iQIYI with the sole purpose to acquire receivable balances from iQIYI’s suppliers in order to securitize the senior asset-backed securities with guaranteed returns sold to third-party investors. iQIYI has a variable interest in the securitization vehicle through its interest in the subordinated asset-backed securities issued by the securitization vehicle which bear the residual loss. As a result, iQIYI considers itself the primary beneficiary and consolidates the securitization vehicle given iQIYI has (i) the power to govern the activities that most significantly impact its economic performance, and (ii) is obligated to absorb losses that could potentially be significant to the securitization vehicle.
As a result of the series of transactions described above, the payment terms of iQIYI’s original trade payables were substantially modified and considered extinguished as the nature of the original liability has changed from that of a trade payable to loan borrowings from third-party investors. The proceeds from borrowings from third-party investors is a financing activity and reported as “Proceeds from long-term loans” or “Proceeds from short-term loans” on the consolidated statements of cash flows depending on its maturities.
RMB75 million and RMB371 million of 2018 asset-backed debt securities was repaid when it became due in December 2019 and December 2020, respectively. RMB30 million and RMB470 million (US$74 million) of 2019 asset-backed debt securities was repaid when it became due in October 2020 and October 2021, respectively. The 2018 and 2019 asset-backed debt securities were fully repaid as of December 31, 2021. As of December 31, 2020 and 2021, the outstanding borrowings from asset-backed debt securities were as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Short-term loans	—	763	120
Long-term loans, current portion	498	—	—

Total carrying amount	498	763	120

As of December 31, 2021, aggregate loan principal payments due on long-term loans and borrowings from third party investors are nil.